STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .3%
Adient	24,372	[a,b]	420,661
Aptiv	6,345		406,334
BorgWarner	13,430	[b]	476,496
Gentex	153,031		3,268,742
Goodyear Tire & Rubber	23,150		310,442
Lear	16,320		1,942,570
Thor Industries	20,215		1,043,903
Visteon	13,432	[a,b]	597,858
			8,467,006
Banks - 4.1%
Bank OZK	20,425	[a]	590,283
BOK Financial	8,956		671,073
CIT Group	25,720		1,222,729
Citizens Financial Group	4,280		139,442
Comerica	30,315		2,086,278
Cullen/Frost Bankers	14,850	[a]	1,355,360
East West Bancorp	274,290		11,717,669
F.N.B.	21,140	[a]	232,540
Fifth Third Bancorp	299,522		7,937,333
First Horizon National	86,970		1,166,268
First Republic Bank	75,192	[a]	7,295,128
Huntington Bancshares	498,632		6,307,695
KeyCorp	370,693		5,919,967
M&T Bank	18,002		2,873,119
PacWest Bancorp	15,955	[a]	579,805
People's United Financial	114,505	[a]	1,759,942
Popular	179,547		9,374,149
Regions Financial	423,027		5,850,463
Signature Bank	103,473		11,852,832
SunTrust Banks	165,968		9,959,740
SVB Financial Group	72,511	[b]	14,603,715
TCF Financial	78,080		1,488,205
Texas Capital Bancshares	8,115	[b]	464,990
Umpqua Holdings	14,365		229,409
Webster Financial	57,097		2,528,255
Zions Bancorp	31,960	[a]	1,376,517
			109,582,906
Capital Goods - 9.9%
AECOM	31,200	[b]	995,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Capital Goods - 9.9% (continued)
Air Lease	54,021		1,944,756
Allegion	63,549	[a]	6,167,430
AMETEK	171,190	[b]	14,018,749
Amphenol, Cl. A	254,259	[b]	22,120,533
Arconic	14,108		308,965
Arrow Electronics	42,874	[b]	2,686,485
Cummins	8,952		1,349,604
Curtiss-Wright	20,549		2,291,008
Donaldson	40,700	[a]	1,931,215
Dover	82,531		7,379,097
Eaton	60,254		4,488,320
EnerSys	18,766		1,055,212
Fastenal	175,580	[a]	5,370,992
Fluor	107,304		2,974,467
Fortune Brands Home & Security	123,235		5,922,674
Graco	48,999		2,313,733
Harris	40,384	[a]	7,559,481
HD Supply Holdings	91,371	[b]	3,790,983
HEICO, CI. A	2,815		276,602
Hubbell	2,538		290,703
Huntington Ingalls Industries	28,818		5,911,148
IDEX	97,946		14,957,334
Ingersoll-Rand	29,585		3,501,089
ITT	53,859		3,103,356
Jacobs Engineering Group	14,695		1,106,387
L3 Technologies	14,120		3,417,887
Lincoln Electric Holdings	13,600		1,032,784
Masco	124,107		4,333,816
Mercury Systems	144,910	[b]	9,964,012
Middleby	6,891	[a,b]	899,069
MSC Industrial Direct, Cl. A	4,645		328,216
Nordson	20,995		2,637,392
nVent Electric	23,415		539,950
Owens Corning	43,938		2,129,675
PACCAR	108,317		7,129,425
Parker-Hannifin	54,144		8,247,214
Pentair	39,520		1,376,086
Quanta Services	142,222	[b]	4,943,637
Regal Beloit	7,850		570,695
Rockwell Automation	12,719		1,893,223
Roper Technologies	79,183		27,232,617
Snap-on	37,322	[a]	5,819,246
Spirit AeroSystems Holdings, Cl. A	93,729		7,595,798
Stanley Black & Decker	16,676		2,121,521

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Capital Goods - 9.9% (continued)
Teledyne Technologies	1,029	[b]	242,638
Terex	40,335		1,079,768
Textron	111,145		5,034,868
Timken	84,310		3,710,483
TransDigm Group	8,180	[b]	3,606,971
United Rentals	18,545	[b]	2,041,805
Univar	19,505	[a,b]	390,295
W.W. Grainger	7,602		1,989,367
WABCO Holdings	78,209	[b]	10,238,340
Wabtec	19,895	[a]	1,241,050
Watsco	43,020	[a]	6,770,918
Welbilt	23,425	[a,b]	361,448
WESCO International	27,845	[b]	1,303,981
Xylem	134,003		9,945,703
			263,985,501
Commercial & Professional Services - 4.1%
Cintas	17,005		3,772,219
Copart	200,146	[a,b]	14,306,436
CoStar Group	54,369	[b]	27,708,617
Equifax	94,862		11,468,816
H&R Block	37,435	[a,b]	982,669
IHS Markit	38,186	[b]	2,191,495
KAR Auction Services	82,583	[a]	4,642,816
Manpowergroup	30,468		2,605,623
Nielsen Holdings	283,061		6,433,977
Republic Services	35,910		3,037,627
Robert Half International	59,360		3,185,258
Stericycle	18,970	[a,b]	879,829
TransUnion	1,455		95,361
Verisk Analytics	110,645		15,490,300
Waste Connections	121,089		11,459,863
			108,260,906
Consumer Durables & Apparel - 2.9%
Capri Holdings	18,925	[b]	614,684
Carter's	70,190	[a]	5,903,681
D.R. Horton	228,832		9,784,856
Garmin	22,545		1,724,242
Hanesbrands	51,240	[a]	760,914
Hasbro	90,916	[a]	8,649,748
Kontoor Brands	2,256		66,092
Leggett & Platt	22,780	[a]	808,918
Lennar, Cl. A	9,160		454,886
Levi Strauss & Co., Cl. A	111,372		2,162,844
Lululemon Athletica	103,678	[b]	17,168,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Consumer Durables & Apparel - 2.9% (continued)
Newell Brands	28,944	[a]	388,428
NVR	706	[b]	2,260,308
Polaris Industries	10,842	[a]	866,059
PulteGroup	55,720		1,727,320
PVH	13,319		1,134,646
Ralph Lauren	10,939		1,150,017
Skechers USA, Cl. A	548,428	[b]	15,317,594
Tempur Sealy International, CI. I	7,540	[a,b]	481,127
Toll Brothers	36,670		1,275,016
Under Armour, Cl. A	24,735	[b]	563,958
Under Armour, Cl. C	24,910	[a,b]	503,929
VF	15,790		1,292,885
Whirlpool	8,340		958,099
			76,018,291
Consumer Services - 3.0%
Aramark	2,690		93,585
Caesars Entertainment	142,730	[b]	1,254,597
Chipotle Mexican Grill	13,339	[b]	8,803,340
Darden Restaurants	22,040		2,563,693
Dunkin' Brands Group	15,355	[a]	1,139,648
Frontdoor	13,494	[b]	542,594
Grand Canyon Education	86,542	[b]	10,372,924
Hilton Grand Vacations	34,396	[b]	874,346
Hilton Worldwide Holdings	19,703		1,762,236
Hyatt Hotels, Cl. A	9,770	[a]	705,785
International Game Technology	51,490	[a]	669,370
MGM Resorts International	60,420		1,499,624
Norwegian Cruise Line Holdings	188,424	[b]	10,308,677
Royal Caribbean Cruises	30,723		3,740,832
Service Corporation International	52,230	[a]	2,291,330
Six Flags Entertainment	67,877	[a]	3,350,409
Texas Roadhouse	126,305		6,474,394
Vail Resorts	1,247		268,242
Wyndham Destinations	93,365		3,714,060
Wyndham Hotels & Resorts	106,701		5,691,431
Wynn Resorts	111,908	[a]	12,011,086
Yum China Holdings	10,940		437,709
			78,569,912
Diversified Financials - 4.7%
Affiliated Managers Group	5,859	[b]	491,101
AGNC Investment	96,390	[c]	1,580,796
Alliance Data Systems	23,111	[b]	3,177,762
Ally Financial	230,118		6,643,507
Ameriprise Financial	22,290		3,081,147

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Diversified Financials - 4.7% (continued)
CBOE Global Markets	5,148		558,764
Credit Acceptance	2,099	[b]	957,963
Discover Financial Services	136,558		10,180,399
E*TRADE Financial	315,397		14,129,786
Franklin Resources	32,010	[a]	1,018,558
Interactive Brokers Group, Cl. A	2,360	[a]	119,888
Intercontinental Exchange	134,867		11,087,416
Invesco	52,550		1,026,827
Jefferies Financial Group	17,549		310,091
Legg Mason	21,245		756,747
LPL Financial Holdings	78,080		6,263,578
MFA Financial	204,520	[c]	1,439,821
Moody's	37,471		6,852,696
MSCI	1,397		307,354
Nasdaq	23,680		2,146,355
Navient	261,882	[a]	3,414,941
Northern Trust	19,900		1,701,848
Raymond James Financial	176,188		14,549,605
SLM	747,957		7,113,071
Starwood Property Trust	20,430	[c]	450,482
State Street	26,662		1,473,076
Synchrony Financial	92,333		3,105,159
T. Rowe Price Group	17,895		1,809,900
TD Ameritrade Holding	241,772		12,028,157
Tradeweb Markets, Cl. A	888		40,040
Two Harbors Investment	19,570	[c]	239,145
Voya Financial	113,746		5,793,084
			123,849,064
Energy - 3.5%
Apergy	60,380	[b]	1,872,384
Cabot Oil & Gas	357,229	[a]	8,937,870
Cheniere Energy	186,575	[b]	11,787,808
Chesapeake Energy	250,670	[a,b]	481,286
Cimarex Energy	60,423		3,455,591
CNX Resources	26,800	[b]	206,896
Concho Resources	13,090		1,282,951
Diamondback Energy	54,734	[a]	5,367,216
EQT	52,497		960,695
Equitrans Midstream	1,144		22,720
Extraction Oil & Gas	63,330	[a,b]	214,689
Helmerich & Payne	23,090		1,129,332
HollyFrontier	30,210		1,147,376
Marathon Oil	269,304		3,541,348
Marathon Petroleum	44,263		2,035,655

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Energy - 3.5% (continued)
Murphy Oil	22,265		553,285
Nabors Industries	226,730		535,083
Noble Energy	135,251	[a]	2,894,371
ONEOK	24,750	[a]	1,574,595
Parsley Energy, Cl. A	627,445	[b]	11,187,344
Patterson-UTI Energy	15,995	[a]	170,027
PBF Energy, Cl. A	39,140		1,033,296
PDC Energy	115,552	[a,b]	3,526,647
Pioneer Natural Resources	54,359		7,716,804
QEP Resources	63,745	[b]	440,478
RPC	9,290		69,118
SM Energy	23,195	[a]	269,758
Targa Resources	75,225	[a]	2,893,153
Valero Energy	172,190		12,122,176
Whiting Petroleum	33,945	[a,b]	623,909
Williams Cos.	143,990		3,798,456
WPX Energy	115,940	[b]	1,247,514
			93,099,831
Food & Staples Retailing - .1%
Casey's General Stores	4,406		568,726
Kroger	36,005		821,274
Sprouts Farmers Market	28,310	[a,b]	567,616
			1,957,616
Food, Beverage & Tobacco - 1.7%
Archer-Daniels-Midland	181,095	[b]	6,939,560
Brown-Forman, Cl. B	32,927	[a]	1,645,691
Coca-Cola European Partners	57,647		3,193,644
ConAgra Brands	126,521		3,386,967
Flowers Foods	20,245		452,881
Hain Celestial Group	35,680	[a,b]	727,515
Hershey	22,380		2,953,265
Hormel Foods	24,060	[a]	950,129
Ingredion	125,502		9,558,232
J.M. Smucker	5,644		686,085
Kellogg	2,555	[a]	134,291
Keurig Dr Pepper	11,415	[a]	321,789
Lamb Weston Holdings	32,136		1,904,058
McCormick & Co.	19,335	[a]	3,017,033
Molson Coors Brewing, Cl. B	10,755		591,310
Nomad Foods	161,809	[b]	3,433,587
Post Holdings	3,255	[b]	342,101
TreeHouse Foods	7,985	[a,b]	416,258
Tyson Foods, Cl. A	66,393		5,038,565
			45,692,961

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Health Care Equipment & Services - 9.2%
ABIOMED	80,450	[a,b]	21,071,464
Acadia Healthcare	33,195	[a,b]	1,069,543
Align Technology	78,359	[b]	22,281,382
Boston Scientific	287,352	[b]	11,037,190
Cantel Medical	2,480		170,475
Cardinal Health	29,620		1,246,113
Centene	120,114	[b]	6,936,583
Cerner	99,648		6,972,371
Cooper	43,466		12,943,740
Covetrus	10,576	[a]	260,804
DaVita	45,258	[b]	1,965,102
Dentsply Sirona	15,876		855,240
DexCom	88,927	[a,b]	10,786,845
Edwards Lifesciences	24,994	[b]	4,266,476
Encompass Health	4,135		243,634
HealthEquity	73,813	[b]	4,824,418
Henry Schein	26,440	[a,b]	1,704,322
Hill-Rom Holdings	14,955		1,437,923
Hologic	26,535	[b]	1,167,805
Humana	13,588		3,327,158
ICU Medical	2,329	[b]	495,611
IDEXX Laboratories	52,385	[b]	13,084,201
Insulet	47,655	[a,b]	5,232,042
Integra LifeSciences Holdings	3,075	[b]	143,295
Laboratory Corporation of America Holdings	71,569	[b]	11,637,835
Masimo	39,066	[b]	5,107,489
McKesson	39,808		4,862,149
Medidata Solutions	125,699	[a,b]	11,457,464
Molina Healthcare	19,974	[b]	2,841,501
Penumbra	1,981	[a,b]	282,689
Quest Diagnostics	25,140		2,411,177
ResMed	23,420		2,672,690
STERIS	89,936		12,022,644
Teleflex	53,563		15,442,213
Universal Health Services, Cl. B	33,765		4,036,606
Varian Medical Systems	69,945	[b]	8,831,256
Veeva Systems, Cl. A	19,166	[b]	2,957,122
WellCare Health Plans	26,617	[b]	7,351,349
West Pharmaceutical Services	4,337		497,020
Zimmer Biomet Holdings	167,646		19,099,909
			245,034,850
Household & Personal Products - 1.1%
Avery Dennison	56,536	[b]	5,883,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Household & Personal Products - 1.1% (continued)
Church & Dwight	215,884		16,063,928
Clorox	9,182		1,366,373
Coty, CI.A	140,720		1,736,485
Energizer Holdings	28,274	[a]	1,156,972
Herbalife	14,290	[a,b]	597,036
Nu Skin Enterprises, Cl. A	13,635		636,618
Spectrum Brands Holdings	10,290	[a]	541,974
			27,982,522
Insurance - 3.2%
Aflac	38,989	[b]	2,000,136
Alleghany	14,695	[b]	9,747,193
Allstate	56,551	[b]	5,401,186
American Financial Group	4,589	[b]	450,640
Aon	41,034		7,388,992
Assurant	20,175		2,016,693
Assured Guaranty	22,780		931,019
Cincinnati Financial	31,575		3,101,928
CNA Financial	35		1,574
Everest Re Group	32,329		8,006,600
Fidelity National Financial	48,465		1,868,326
Hartford Financial Services Group	53,110		2,796,773
Lincoln National	36,155		2,149,415
Loews	75,444		3,874,804
Markel	1,324	[b]	1,401,944
Marsh & McLennan Cos.	34,187		3,268,277
Old Republic International	100,995		2,226,940
Principal Financial Group	32,030		1,651,787
Reinsurance Group of America	67,190		9,948,151
Torchmark	25,586		2,187,859
Travelers Cos	25,488	[b]	3,710,288
Unum Group	45,080		1,419,569
WR Berkley	134,340	[a,b]	8,355,948
			83,906,042
Materials - 4.1%
Albemarle	19,155	[a,b]	1,212,512
Ashland Global Holdings	9,861	[a,b]	738,293
Ball	27,110	[b]	1,664,283
Bemis	19,490	[b]	1,137,242
Celanese	22,210		2,108,395
CF Industries Holdings	21,630		870,391
Crown Holdings	27,458	[a,b]	1,521,997
Eagle Materials	135,710		11,679,203
Eastman Chemical	6,350		412,242
Element Solutions	24,875	[a,b]	235,318

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Materials - 4.1% (continued)
FMC	149,781		11,001,414
Freeport-McMoRan	727,546		7,064,472
Graphic Packaging Holding	178,755		2,323,815
Huntsman	476,121		8,270,222
International Flavors & Fragrances	22,426	[a]	3,036,929
International Paper	13,350		553,625
Livent	21,918		138,522
Louisiana-Pacific	186,758		4,261,818
Martin Marietta Materials	8,904	[a]	1,874,292
Mosaic	150,609		3,233,575
Newmont Goldcorp	503,577		16,663,363
Nucor	40,615		1,949,520
Nutrien	92,853		4,525,655
Olin	20,100	[a]	394,161
Packaging Corporation of America	16,505		1,470,265
Reliance Steel & Aluminum	12,440		1,035,879
Royal Gold	9,890	[a]	870,221
Sealed Air	29,410		1,232,279
Sonoco Products	25,750		1,592,123
Steel Dynamics	52,065		1,309,435
United States Steel	54,145	[a]	639,994
Valvoline	27,071	[a]	472,389
Vulcan Materials	101,719		12,705,720
W.R. Grace & Co.	8,521		600,560
WestRock	43,441		1,416,177
			110,216,301
Media & Entertainment - 2.8%
Activision Blizzard	346,791		15,040,326
Altice USA, CI. A	95,497	[b]	2,243,225
AMC Networks, Cl. A	19,225	[a,b]	1,014,503
CBS, Cl. B	3,575		172,601
Cinemark Holdings	50,600	[a]	1,922,294
Discovery, Cl. C	68,708	[b]	1,761,673
Electronic Arts	24,709	[b]	2,299,914
Fox, Cl. A	113,273		3,990,608
GCI Liberty, CI. A	9,315	[a,b]	541,108
InterActiveCorp	20,130	[b]	4,445,710
Interpublic Group of Companies	56,350		1,195,747
John Wiley & Sons, Cl. A	22,621		945,105
Liberty Broadband, Cl. A	2,552	[b]	248,871
Liberty Broadband, Cl. C	8,505	[b]	834,766
Liberty Global, CI. C	77,392	[b]	1,875,982
Liberty Media Corp-Liberty Formula One, Cl. A	2,552	[a,b]	92,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Media & Entertainment - 2.8% (continued)
Liberty Media Corp-Liberty Formula One, Cl. C	163,246	[b]	6,093,973
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	367,764
Liberty Media Corp-Liberty SiriusXM, Cl. C	31,005	[b]	1,120,521
Lions Gate Entertainment, Cl. B	17,669		243,125
NetEase, ADR	8,113		2,016,973
News Corp., Cl. A	151,700		1,727,863
Omnicom Group	47,859	[a]	3,702,372
Pinterest, Cl. A	1,358		33,841
Spotify Technology	31,396	[b]	3,942,710
Take-Two Interactive Software	12,135	[b]	1,312,400
Tribune Media, Cl. A	17,830		825,529
TripAdvisor	9,380	[b]	396,493
Twitter	270,594	[b]	9,860,445
Viacom, Cl. B	71,960		2,088,999
Zillow Group, Cl. C	32,910	[a,b]	1,415,788
Zynga, Cl. A	99,610	[b]	626,547
			74,400,720
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
Agilent Technologies	103,638		6,948,928
Agios Phamaceuticals	16,936	[a,b]	781,935
Alkermes	16,925	[b]	364,565
Alnylam Pharmaceuticals	12,857	[b]	868,105
AmerisourceBergen	70,317	[b]	5,474,882
Avantor	102,192		1,788,360
BioMarin Pharmaceutical	69,069	[b]	5,680,235
Bio-Techne	11,230		2,224,102
Bluebird Bio	7,433	[b]	891,365
Charles River Laboratories International	11,800	[b]	1,480,310
Elanco Animal Health	14,681		459,222
Exact Sciences	11,475	[a,b]	1,189,154
Exelixis	35,310	[b]	691,723
Galapagos, ADR	39,387	[a,b]	4,475,939
GW Pharmaceuticals, ADR	20,791	[a,b]	3,601,833
ICON	32,035	[b]	4,534,875
Incyte	16,845	[b]	1,324,522
Ionis Pharmaceuticals	24,115	[a,b]	1,581,944
IQVIA Holdings	49,204	[b]	6,684,363
Jazz Pharmaceuticals	110,761	[b]	13,906,044
Ligand Pharmaceuticals, Cl. B	39,819	[a,b]	4,275,764
Mettler-Toledo International	4,135	[b]	2,989,977
Mylan	536,421	[b]	9,011,873

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.5% (continued)
Neurocrine Biosciences	58,041	[b]	4,920,716
PerkinElmer	4,260	[a]	367,808
PRA Health Sciences	86,180	[b]	7,474,391
QIAGEN	30,176	[b]	1,149,102
REGENXBIO	16,978	[a,b]	730,394
Sage Therapeutics	83,885	[a,b]	14,417,315
Sarepta Therapeutics	56,898	[a,b]	6,477,837
United Therapeutics	7,777	[b]	653,035
Waters	14,140	[b]	2,838,039
			120,258,657
Real Estate - 5.6%
Alexandria Real Estate Equities	45,765	[b,c]	6,700,454
American Homes 4 Rent, Cl. A	85,893	[c]	2,096,648
Americold Realty Trust	83,634	[c]	2,617,744
Annaly Capital Management	233,405	[b,c]	2,056,298
Apartment Investment & Management Co., CI. A	26,542	[c]	1,325,773
Apple Hospitality	28,060	[c]	433,246
AvalonBay Communities	14,696	[b,c]	2,983,435
Boston Properties	124,551	[c]	16,295,007
Brookfield Property, CI. A	21,805	[c]	402,084
Camden Property Trust	19,110	[c]	1,975,210
CBRE Group, Cl. A	63,290	[b]	2,892,353
CoreSite Realty	3,323	[c]	387,861
Corporate Office Properties Trust	10,330	[c]	287,587
CyrusOne	41,830	[c]	2,469,643
Digital Realty Trust	94,472	[c]	11,121,244
Douglas Emmett	96,603	[c]	3,892,135
Duke Realty	154,710	[c]	4,655,224
EPR Properties	5,015	[c]	391,672
Equinix	10,917	[c]	5,303,369
Equity Commonwealth	63,550	[c]	2,069,824
Equity Lifestyle Properties	29,600	[c]	3,601,136
Equity Residential	77,255	[c]	5,915,415
Essex Property Trust	9,625	[c]	2,807,997
Extra Space Storage	28,165	[c]	3,018,161
Federal Realty Investment Trust	2,485	[c]	324,864
HCP	38,600	[c]	1,224,006
Healthcare Trust of America, Cl. A	26,755	[c]	770,276
Hospitality Properties Trust	54,440	[c]	1,353,923
Host Hotels & Resorts	161,904	[c]	2,932,081
Iron Mountain	61,668	[a,c]	1,890,124
JBG SMITH Properties	25,650	[c]	1,012,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Real Estate - 5.6% (continued)
Jones Lang LaSalle	6,529		812,534
Kilroy Realty	32,447	[c]	2,391,668
Lamar Advertising, Cl. A	5,375	[c]	420,379
Macerich	41,845	[c]	1,520,229
Medical Properties Trust	21,830	[c]	388,137
Mid-America Apartment Communities	6,670	[c]	761,581
Outfront Media	14,075	[c]	346,949
Park Hotels & Resorts	47,796	[a,c]	1,320,126
Prologis	59,396	[c]	4,375,703
Rayonier	51,154	[c]	1,439,985
Realty Income	62,015	[c]	4,346,011
Regency Centers	92,649	[c]	6,111,128
Retail Properties of America, Cl. A	156,563	[c]	1,861,534
Retail Value	7,062	[c]	225,419
SBA Communications	17,347	[b,c]	3,754,064
Senior Housing Properties Trust	40,340	[c]	317,879
SITE Centers	98,015	[c]	1,251,652
SL Green Realty	94,605	[c]	8,136,030
Spirit Realty Capital	15,884	[c]	677,611
STORE Capital	17,605	[c]	602,443
UDR	56,260	[c]	2,519,323
Uniti Group	45,560	[a,c]	437,832
Ventas	16,105	[c]	1,035,552
Vornado Realty Trust	2,260	[c]	149,680
Weingarten Realty Investors	56,940	[c]	1,605,708
Welltower	34,295	[c]	2,785,440
Weyerhaeuser	18,537	[c]	422,644
WP Carey	43,885	[a,c]	3,642,894
			148,867,848
Retailing - 4.9%
Advance Auto Parts	12,860		1,993,300
AutoNation	4,595	[a,b]	181,365
AutoZone	4,666	[b]	4,792,495
Best Buy	36,250	[b]	2,271,788
Burlington Stores	62,301	[b]	9,755,091
CarMax	24,630	[a,b]	1,928,036
Dollar General	102,377		13,030,545
Dollar Tree	29,396	[b]	2,986,340
eBay	149,468		5,370,385
Expedia Group	57,430	[a]	6,604,450
Floor & Decor Holdings, Cl. A	14,930	[a,b]	530,314
Foot Locker	30,885		1,215,325
Gap	489,145	[a]	9,137,229
Genuine Parts	13,330		1,318,337

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Retailing - 4.9% (continued)
GrubHub	44,494	[a,b]	2,898,784
Kohl's	27,880	[a]	1,375,042
LKQ	31,200	[b]	800,280
Macy's	30,005	[a]	617,203
Nordstrom	19,004	[a]	594,825
O'Reilly Automotive	42,466	[b]	15,770,598
Pool	61,509		11,058,088
Qurate Retail Group	52,410	[b]	656,697
Ross Stores	185,930		17,289,631
Tiffany & Co.	12,130	[a]	1,080,904
Tractor Supply	23,465		2,364,803
Ulta Beauty	45,396	[b]	15,134,118
Williams-Sonoma	3,785	[a]	221,423
			130,977,396
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices	321,916	[a,b]	8,823,718
Analog Devices	30,871	[b]	2,982,756
Cypress Semiconductor	88,925		1,584,644
First Solar	107,742	[a,b]	6,253,346
KLA-Tencor	34,662		3,572,612
Lam Research	21,200		3,701,732
Marvell Technology Group	234,065	[a]	5,219,649
Maxim Integrated Products	103,038		5,418,768
Microchip Technology	95,208	[a]	7,619,496
MKS Instruments	3,365		240,463
Monolithic Power Systems	2,853		332,232
NVIDIA	13,320		1,804,327
NXP Semiconductors	22,002		1,939,696
ON Semiconductor	141,666	[b]	2,515,988
Qorvo	67,540	[b]	4,132,097
Skyworks Solutions	162,964		10,858,291
Teradyne	114,930		4,843,150
Universal Display	8,768		1,288,282
Xilinx	30,960		3,167,518
			76,298,765
Software & Services - 16.5%
2U	16,250	[a,b]	617,338
Akamai Technologies	16,890	[b]	1,272,830
Amdocs	32,927		1,956,522
ANSYS	81,524	[b]	14,633,558
Aspen Technology	432	[b]	49,080
Atlassian, CI. A	11,580	[b]	1,457,690
Autodesk	28,790	[b]	4,632,599
Black Knight	16,645	[b]	943,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Software & Services - 16.5% (continued)
BlackLine	62,342	[b]	3,205,002
Broadridge Financial Solutions	136,141		16,999,927
Cadence Design Systems	350	[b]	22,250
CDK Global	61,157	[b]	2,959,999
Ceridian HCM Holding	3,625	[b]	178,278
Citrix Systems	11,990		1,128,499
Conduent	75,449	[b]	671,496
CoreLogic	26,335	[b]	1,032,069
DocuSign	153,164	[a,b]	8,586,374
DXC Technology	153,200		7,283,128
EPAM Systems	19,750	[b]	3,408,652
Fidelity National Information Services	211,667		25,463,540
FireEye	53,570	[a,b]	781,586
First Data, Cl. A	466,875	[b]	11,867,962
Fiserv	215,251	[a,b]	18,481,451
FleetCor Technologies	10,138	[b]	2,617,733
Gartner	83,923	[b]	12,697,550
Global Payments	150,372		23,163,303
GoDaddy, Cl. A	1,130	[b]	84,072
Guidewire Software	7,560	[a,b]	759,931
HubSpot	90,320	[b]	15,650,650
Intuit	78,087		19,119,602
Jack Henry & Associates	60,772		7,974,502
Leidos Holdings	106,490		8,021,892
LogMeIn	123,751		8,889,034
New Relic	32,231	[b]	3,233,414
Nuance Communications	376,911	[b]	6,471,562
Okta	18,185	[a,b]	2,058,906
Palo Alto Networks	12,380	[b]	2,477,733
Paychex	29,815		2,557,829
Paycom Software	5,762	[b]	1,222,120
Pluralsight, CI. A	10,224	[a,b]	325,737
Proofpoint	70,098	[b]	7,876,211
PTC	7,045	[b]	592,203
RealPage	247,620	[a,b]	14,441,198
Red Hat	23,115	[b]	4,260,094
RingCentral, Cl. A	9,925	[b]	1,189,511
Science Applications International	35,185		2,700,097
ServiceNow	70,446	[b]	18,451,921
Shopify, Cl. A	73,710	[b]	20,262,879
Splunk	143,004	[b]	16,301,026
Square, Cl. A	230,530	[a,b]	14,281,333
SS&C Technologies Holdings	344,623		19,178,270
Symantec	52,900		990,817

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Software & Services - 16.5% (continued)
Tableau Software, Cl. A	13,962	[a,b]	1,570,306
Teradata	196,806	[a,b]	6,758,318
Total System Services	110,645		13,667,977
Twilio, Cl. A	161,052	[a,b]	21,257,253
Tyler Technologies	56,851	[b]	12,129,161
VeriSign	22,480	[b]	4,383,150
WEX	4,971	[b]	939,221
Workday, Cl. A	17,471	[b]	3,566,181
Worldpay, Cl. A	14,480	[b]	1,761,347
Zendesk	74,231	[b]	6,253,962
			437,771,441
Technology Hardware & Equipment - 3.4%
CDW	7,325		721,073
Cognex	116,832		4,743,379
Coherent	3,603	[a,b]	396,438
CommScope Holding	70,720	[b]	1,142,128
Corning	45,495		1,312,076
Dell Technologies, CI. C	16,367	[b]	974,655
EchoStar, Cl. A	24,330	[b]	1,040,837
F5 Networks	9,231	[b]	1,219,230
Flex	162,994	[b]	1,457,166
FLIR Systems	251,431		12,151,660
Fortinet	10,360	[b]	750,893
Hewlett Packard Enterprise	134,838		1,849,977
IPG Photonics	659	[a,b]	82,487
Juniper Networks	55,900		1,375,699
Keysight Technologies	137,661	[b]	10,342,471
Lumentum Holdings	71,828	[b]	2,906,879
Motorola Solutions	25,235		3,783,988
National Instruments	176,772		6,821,631
NCR	32,605	[a,b]	997,713
NetApp	46,983		2,781,394
Pure Storage, CI. A	37,275	[b]	591,182
TE Connectivity	92,565		7,796,750
Trimble	355,700	[b]	14,192,430
Western Digital	58,863	[a]	2,190,881
Xerox	90,239		2,762,216
Zebra Technologies, Cl. A	40,327	[b]	6,913,661
			91,298,894
Telecommunication Services - .1%
CenturyLink	197,213	[a]	2,060,876
Telephone & Data Systems	23,015		663,062
			2,723,938

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Transportation - 2.2%
American Airlines Group	19,245		524,041
CH Robinson Worldwide	24,345	[a]	1,938,592
Copa Holdings, CI. A	8,535		764,821
Delta Air Lines	51,770		2,666,155
Expeditors International of Washington	27,280		1,898,415
Genesee & Wyoming, Cl. A	6,105	[b]	581,318
J.B. Hunt Transport Services	184,633		15,719,654
Kansas City Southern	53,675		6,080,304
Knight-Swift Transportation Holdings	206,737	[a]	5,714,211
Landstar System	18,666		1,796,603
Lyft, Cl. A	48,007	[a]	2,766,163
Macquarie Infrastructure	16,815		670,414
Southwest Airlines	308,962		14,706,591
United Continental Holdings	34,750	[b]	2,698,337
XPO Logistics	5,538	[a,b]	288,474
			58,814,093
Utilities - 3.3%
AES	75,700		1,196,060
Alliant Energy	30,419	[b]	1,443,686
Ameren	53,545	[b]	3,926,990
American Electric Power	57,167	[b]	4,923,222
American Water Works	27,465	[b]	3,104,094
Aqua America	35,065		1,386,470
Atmos Energy	5,115	[b]	520,707
CenterPoint Energy	94,705		2,693,410
CMS Energy	57,200		3,209,492
Consolidated Edison	16,665		1,438,190
DTE Energy	69,794		8,757,053
Edison International	72,909		4,328,607
Entergy	87,087		8,453,535
Evergy	78,139		4,543,001
Eversource Energy	48,435		3,576,440
FirstEnergy	16,280		671,387
National Fuel Gas	11,550	[a]	615,731
NiSource	80,020		2,228,557
NRG Energy	65,635		2,234,215
OGE Energy	7,910		328,740
Pinnacle West Capital	110,562		10,382,877
PPL	46,250	[a]	1,376,400
Public Service Enterprise Group	30,530		1,793,943
Sempra Energy	21,360		2,807,772
Vistra Energy	128,062		3,017,141
WEC Energy Group	20,550		1,655,303

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
Utilities - 3.3% (continued)
Xcel Energy		147,206		8,440,792
				89,053,815
Total Common Stocks (cost $1,831,866,587)				2,607,089,276

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell Mid-Cap Growth ETF		40,245		5,371,903
SPDR S&P MidCap 400 ETF Trust		15,189		5,014,345
Total Exchange-Traded Funds (cost $9,618,973)				10,386,248
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $36,337,295)	2.4	36,337,295	[d]	36,337,295

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,938,780)	2.4	11,938,780	[d]	11,938,780
Total Investments (cost $1,889,761,635)		100.3%		2,665,751,599
Liabilities, Less Cash and Receivables		(.3%)		(7,158,188)
Net Assets		100.0%		2,658,593,411

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $317,663,734 and the value of the collateral held by the fund was $328,499,322, consisting of cash collateral of $11,938,780 and U.S. Government & Agency securities valued at $316,560,542.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	2,607,089,276	-	-	2,607,089,276
Exchange-Traded Funds	10,386,248	-	-	10,386,248
Investment Companies	48,276,075	-	-	48,276,075

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2019, accumulated net unrealized appreciation on investments was $775,989,964, consisting of $849,465,786 gross unrealized appreciation and $73,475,822 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.